John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 6.9%				$40,370,299
(Cost $40,411,998)
U.S. Government 6.7%				39,020,659
U.S. Treasury
Note	0.125	04-30-23	20,000,000	19,986,706
Note	0.250	05-15-24	10,000,000	9,973,047
Note	1.375	01-31-25	8,800,000	9,060,906
U.S. Government Agency 0.2%				1,349,640
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.610%) (A)	2.028	11-01-44	241,301	252,140
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.616%) (A)	2.030	03-01-43	324,609	339,233
30 Yr Pass Thru (12 month LIBOR + 1.569%) (A)	2.042	04-01-47	105,011	109,471
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	1.625	12-20-47	407,711	416,054

30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	1.625	03-20-48	228,017	232,742
Corporate bonds 61.9%				$359,071,313
(Cost $356,880,155)
Communication services 6.6%				38,478,306
Diversified telecommunication services 3.0%
AT&T, Inc.	0.900	03-25-24	4,000,000	4,007,477
C&W Senior Financing DAC (B)	7.500	10-15-26	2,000,000	2,084,840
Cincinnati Bell, Inc. (B)	7.000	07-15-24	187,000	190,506
Cogent Communications Group, Inc. (B)	5.375	03-01-22	396,000	399,960
Kenbourne Invest SA (B)	6.875	11-26-24	2,150,000	2,276,227
Radiate Holdco LLC (B)	4.500	09-15-26	2,150,000	2,238,645
Telecom Italia SpA (B)	5.303	05-30-24	3,000,000	3,257,100
Verizon Communications, Inc.	0.750	03-22-24	3,000,000	3,011,392
Entertainment 0.3%
Netflix, Inc.	5.750	03-01-24	1,440,000	1,599,912
Interactive media and services 0.4%
TripAdvisor, Inc. (B)	7.000	07-15-25	2,300,000	2,432,480
Media 1.7%
Altice France Holding SA (B)	10.500	05-15-27	1,250,000	1,373,438
CCO Holdings LLC (B)	4.000	03-01-23	400,000	402,420
Charter Communications Operating LLC	4.908	07-23-25	2,000,000	2,262,991
CSC Holdings LLC	5.250	06-01-24	500,000	539,375
CSC Holdings LLC	6.750	11-15-21	400,000	404,160
DISH DBS Corp.	5.000	03-15-23	1,250,000	1,304,688
Meredith Corp. (B)	6.500	07-01-25	1,000,000	1,077,500
Univision Communications, Inc. (B)	9.500	05-01-25	2,500,000	2,725,000
Wireless telecommunication services 1.2%
MTN Mauritius Investments, Ltd. (B)	5.373	02-13-22	1,150,000	1,166,606
Sprint Corp.	7.125	06-15-24	1,440,000	1,656,000
Sprint Corp.	7.875	09-15-23	575,000	651,446
T-Mobile USA, Inc.	3.500	04-15-25	3,165,000	3,416,143
Consumer discretionary 11.1%				64,456,835
Auto components 0.4%
ZF North America Capital, Inc. (B)	4.500	04-29-22	575,000	585,063
ZF North America Capital, Inc. (B)	4.750	04-29-25	1,500,000	1,631,250
Automobiles 3.3%
BMW US Capital LLC (B)	3.800	04-06-23	1,150,000	1,210,415
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Daimler Finance North America LLC (B)	0.750	03-01-24	2,300,000	$2,306,197
Ford Motor Credit Company LLC	3.219	01-09-22	575,000	578,594
Ford Motor Credit Company LLC	3.810	01-09-24	1,495,000	1,551,063
Ford Motor Credit Company LLC	5.125	06-16-25	3,290,000	3,610,775
General Motors Financial Company, Inc.	2.900	02-26-25	2,900,000	3,064,169
General Motors Financial Company, Inc.	5.200	03-20-23	920,000	982,429
Hyundai Capital America (B)	2.375	02-10-23	2,300,000	2,354,638
Nissan Motor Acceptance Corp. (B)	1.050	03-08-24	3,450,000	3,456,102
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (B)	7.125	07-31-26	227,000	234,945
Stena International SA (B)	6.125	02-01-25	1,150,000	1,188,813
Hotels, restaurants and leisure 4.0%
Choice Hotels International, Inc.	5.750	07-01-22	575,000	598,389
Dave & Buster’s, Inc. (B)	7.625	11-01-25	2,000,000	2,120,000
Hilton Domestic Operating Company, Inc. (B)	5.375	05-01-25	2,800,000	2,937,508
Hyatt Hotels Corp.	3.375	07-15-23	1,150,000	1,194,931
Hyatt Hotels Corp.	5.375	04-23-25	2,015,000	2,254,880
International Game Technology PLC (B)	6.500	02-15-25	2,225,000	2,480,875
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	645,000	674,025
Life Time, Inc. (B)	8.000	04-15-26	1,033,000	1,082,068
Marriott International, Inc.	3.600	04-15-24	575,000	613,451
Marriott International, Inc.	5.750	05-01-25	2,610,000	2,998,445
Marriott Ownership Resorts, Inc. (B)	6.125	09-15-25	2,000,000	2,102,500
MGM Resorts International	5.750	06-15-25	1,250,000	1,368,750
Royal Caribbean Cruises, Ltd. (B)	9.125	06-15-23	1,000,000	1,090,000
Travel + Leisure Company	3.900	03-01-23	1,150,000	1,184,914
Travel + Leisure Company	6.600	10-01-25	575,000	645,438
Household durables 1.7%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,377,346
DR Horton, Inc.	4.375	09-15-22	575,000	592,203
Empire Communities Corp. (B)	7.000	12-15-25	2,320,000	2,447,600
MDC Holdings, Inc.	5.500	01-15-24	1,150,000	1,247,750
Taylor Morrison Communities, Inc. (B)	5.625	03-01-24	2,725,000	2,929,375
Internet and direct marketing retail 0.5%
Expedia Group, Inc.	4.500	08-15-24	2,590,000	2,818,245
Multiline retail 0.6%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	3,522,939
Specialty retail 0.4%
Specialty Building Products Holdings LLC (B)	6.375	09-30-26	2,300,000	2,420,750
Consumer staples 1.3%				7,564,980
Beverages 0.1%
Constellation Brands, Inc.	3.200	02-15-23	690,000	716,790
Food products 0.7%
Conagra Brands, Inc.	0.500	08-11-23	2,486,000	2,484,820
Grupo Bimbo SAB de CV (B)	3.875	06-27-24	1,290,000	1,392,529
Household products 0.3%
Kronos Acquisition Holdings, Inc. (B)	5.000	12-31-26	1,735,000	1,726,325
Personal products 0.2%
Unilever Capital Corp.	0.626	08-12-24	1,243,000	1,244,516
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy 5.5%				$31,607,344
Energy equipment and services 0.1%
CSI Compressco LP (B)	7.500	04-01-25	93,000	92,638
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (B)	10.000	04-01-26	297,173	273,399
Oil, gas and consumable fuels 5.4%
Aker BP ASA (B)	3.000	01-15-25	2,400,000	2,534,880
Antero Resources Corp.	5.000	03-01-25	2,000,000	2,040,000
Buckeye Partners LP (B)	4.125	03-01-25	1,575,000	1,628,156
Buckeye Partners LP	4.150	07-01-23	460,000	474,950
Cenovus Energy, Inc.	5.375	07-15-25	2,500,000	2,837,698
Endeavor Energy Resources LP (B)	6.625	07-15-25	2,000,000	2,120,900
Energean Israel Finance, Ltd. (B)	4.500	03-30-24	2,300,000	2,341,983
Energy Transfer LP	4.250	04-01-24	3,800,000	4,076,614
Hess Corp.	3.500	07-15-24	2,000,000	2,115,301
Leviathan Bond, Ltd. (B)	5.750	06-30-23	1,150,000	1,198,686
Leviathan Bond, Ltd. (B)	6.125	06-30-25	1,440,000	1,566,561
Midwest Connector Capital Company LLC (B)	3.625	04-01-22	614,000	622,866
MPLX LP	3.500	12-01-22	575,000	594,600
Parkland Corp. (B)	5.875	07-15-27	2,300,000	2,450,650
Phillips 66	0.900	02-15-24	1,150,000	1,150,653
Phillips 66	3.700	04-06-23	61,000	64,061
Phillips 66 Partners LP	3.605	02-15-25	1,150,000	1,236,405
The Williams Companies, Inc.	3.900	01-15-25	1,150,000	1,247,485
The Williams Companies, Inc.	4.500	11-15-23	873,000	938,858
Financials 11.4%				66,146,069
Banks 6.5%
Bank of America Corp.	4.200	08-26-24	2,300,000	2,520,915
Barclays Bank PLC	7.625	11-21-22	1,150,000	1,240,563
Barclays PLC	4.375	09-11-24	2,150,000	2,346,783
Citigroup, Inc. (0.981% to 5-1-24, then SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,511,277
Citigroup, Inc.	3.875	03-26-25	2,000,000	2,194,375
Cooperatieve Rabobank UA	0.375	01-12-24	2,015,000	2,011,917
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%)	0.976	05-24-25	2,000,000	2,001,010
HSBC Holdings PLC	4.250	08-18-25	2,500,000	2,765,388
Lloyds Banking Group PLC (0.695% to 5-11-23, then 1 Year CMT + 0.550%)	0.695	05-11-24	3,450,000	3,462,583
NatWest Group PLC	3.875	09-12-23	2,690,000	2,862,964
NatWest Markets PLC (B)	0.800	08-12-24	2,000,000	1,998,986
Nordea Bank ABP (B)	1.000	06-09-23	1,150,000	1,164,135
Regions Financial Corp.	2.250	05-18-25	3,000,000	3,132,428
Santander Holdings USA, Inc.	3.244	10-05-26	865,000	927,431
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	2,147,122
Santander Holdings USA, Inc.	3.500	06-07-24	2,300,000	2,453,646
Synovus Bank (2.289% to 2-10-22, then SOFR + 0.945%)	2.289	02-10-23	1,150,000	1,156,774
Wells Fargo & Company	4.125	08-15-23	575,000	615,055
Capital markets 2.4%
Ares Capital Corp.	3.250	07-15-25	1,000,000	1,056,669
Ares Capital Corp.	4.200	06-10-24	3,165,000	3,403,632
Credit Suisse Group AG (B)	3.574	01-09-23	1,150,000	1,162,518
Deutsche Bank AG	0.898	05-28-24	1,500,000	1,500,594
Deutsche Bank AG (1.447% to 4-1-24, then SOFR + 1.131%)	1.447	04-01-25	2,500,000	2,517,658
Morgan Stanley (0.731% to 4-5-23, then SOFR + 0.616%)	0.731	04-05-24	2,500,000	2,507,715
Morgan Stanley	3.125	01-23-23	690,000	716,738
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%)	2.876	10-31-22	460,000	461,848
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
UBS AG (B)	1.750	04-21-22	865,000	$872,608
Consumer finance 0.8%
Ally Financial, Inc.	1.450	10-02-23	1,150,000	1,167,262
Ally Financial, Inc.	3.875	05-21-24	2,400,000	2,587,800
Capital One Financial Corp.	2.600	05-11-23	128,000	132,528
Synchrony Financial	2.850	07-25-22	575,000	586,991
Diversified financial services 0.8%
Brightstar Escrow Corp. (B)	9.750	10-15-25	2,000,000	2,155,000
GE Capital Funding LLC	3.450	05-15-25	2,500,000	2,710,333
Insurance 0.9%
Athene Global Funding (B)	1.200	10-13-23	1,725,000	1,747,112
Athene Global Funding (B)	2.500	01-14-25	1,500,000	1,570,125
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	575,000	611,531
New York Life Global Funding (B)	1.100	05-05-23	1,150,000	1,164,055
Health care 2.4%				13,630,916
Biotechnology 0.2%
AbbVie, Inc.	2.600	11-21-24	1,200,000	1,264,393
Health care equipment and supplies 0.4%
Varex Imaging Corp. (B)	7.875	10-15-27	1,893,000	2,132,247
Health care providers and services 0.4%
Encompass Health Corp.	5.125	03-15-23	132,000	132,413
HCA, Inc.	5.375	02-01-25	1,000,000	1,126,250
HCA, Inc.	5.875	05-01-23	1,150,000	1,239,125
Pharmaceuticals 1.4%
Astrazeneca Finance LLC	0.700	05-28-24	3,000,000	3,003,868
Bausch Health Companies, Inc. (B)	6.125	04-15-25	1,060,000	1,083,850
Mylan, Inc.	4.200	11-29-23	1,250,000	1,337,468
Royalty Pharma PLC	0.750	09-02-23	1,150,000	1,155,024
Viatris, Inc. (B)	1.125	06-22-22	1,150,000	1,156,278
Industrials 9.5%				55,297,314
Aerospace and defense 1.8%
DAE Funding LLC (B)	1.550	08-01-24	2,525,000	2,519,950
Howmet Aerospace, Inc.	6.875	05-01-25	2,000,000	2,363,760
Huntington Ingalls Industries, Inc. (B)	0.670	08-16-23	2,486,000	2,487,190
The Boeing Company	1.950	02-01-24	2,440,000	2,501,839
The Boeing Company	4.508	05-01-23	575,000	609,186
Airlines 1.4%
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	56,658	63,809
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	180,372	189,723
Delta Air Lines, Inc.	3.625	03-15-22	575,000	581,036
Delta Air Lines, Inc. (B)	4.500	10-20-25	2,000,000	2,145,000
Mileage Plus Holdings LLC (B)	6.500	06-20-27	2,000,000	2,172,700
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	311,603	307,417
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	187,836	190,378
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,416,076	2,569,501
Commercial services and supplies 1.0%
APX Group, Inc.	7.625	09-01-23	865,000	881,435
GFL Environmental, Inc. (B)	3.750	08-01-25	3,000,000	3,090,000
LSC Communications, Inc. (B)(C)	8.750	10-15-23	400,000	12,000
Prime Security Services Borrower LLC (B)	5.250	04-15-24	2,000,000	2,130,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.9%
Picasso Finance Sub, Inc. (B)	6.125	06-15-25	1,798,000	$1,901,385
Tutor Perini Corp. (B)	6.875	05-01-25	3,000,000	3,090,000
Electrical equipment 0.1%
Eaton Corp.	2.750	11-02-22	575,000	591,244
Industrial conglomerates 0.5%
Siemens Financieringsmaatschappij NV (B)	0.650	03-11-24	2,875,000	2,891,528
Machinery 0.2%
CNH Industrial Capital LLC	1.950	07-02-23	1,150,000	1,177,962
Professional services 0.1%
IHS Markit, Ltd. (B)	5.000	11-01-22	575,000	597,253
Road and rail 0.9%
Avis Budget Car Rental LLC (B)	5.750	07-15-27	2,300,000	2,400,625
Uber Technologies, Inc. (B)	7.500	05-15-25	2,500,000	2,665,625
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC	3.150	02-15-24	2,500,000	2,614,282
Air Lease Corp.	0.700	02-15-24	1,000,000	995,526
Air Lease Corp.	2.250	01-15-23	76,000	77,830
Alta Equipment Group, Inc. (B)	5.625	04-15-26	2,500,000	2,568,750
Ashtead Capital, Inc. (B)	1.500	08-12-26	335,000	334,151
Triton Container International, Ltd. (B)	0.800	08-01-23	2,570,000	2,568,316
Triton Container International, Ltd. (B)	1.150	06-07-24	3,000,000	3,002,235
Transportation infrastructure 0.5%
Adani Ports & Special Economic Zone, Ltd. (B)	3.375	07-24-24	2,875,000	3,005,678
Information technology 3.3%				19,016,444
IT services 0.5%
Sabre GLBL, Inc. (B)	7.375	09-01-25	2,590,000	2,738,925
Semiconductors and semiconductor equipment 1.3%
Microchip Technology, Inc. (B)	0.972	02-15-24	1,150,000	1,151,357
Microchip Technology, Inc. (B)	0.983	09-01-24	2,000,000	1,998,412
Microchip Technology, Inc.	2.670	09-01-23	575,000	596,915
Micron Technology, Inc.	2.497	04-24-23	865,000	891,850
NXP BV (B)	4.625	06-01-23	575,000	613,727
Skyworks Solutions, Inc.	0.900	06-01-23	2,450,000	2,456,292
Software 1.1%
Infor, Inc. (B)	1.450	07-15-23	103,000	104,189
NortonLifeLock, Inc.	3.950	06-15-22	460,000	465,750
salesforce.com, Inc.	0.625	07-15-24	2,798,000	2,804,105
VMware, Inc.	1.000	08-15-24	2,742,000	2,753,529
Technology hardware, storage and peripherals 0.4%
Dell International LLC	5.450	06-15-23	1,725,000	1,859,073
Seagate HDD Cayman	4.250	03-01-22	575,000	582,320
Materials 5.5%				32,080,477
Chemicals 1.4%
CVR Partners LP (B)	9.250	06-15-23	317,000	317,396
FS Luxembourg Sarl (B)	10.000	12-15-25	790,000	888,758
International Flavors & Fragrances, Inc. (B)	0.697	09-15-22	1,150,000	1,153,087
International Flavors & Fragrances, Inc.	3.200	05-01-23	500,000	518,199
LSB Industries, Inc. (B)	9.625	05-01-23	2,000,000	2,074,320
Tronox, Inc. (B)	6.500	05-01-25	2,000,000	2,110,000
WR Grace & Company (B)	5.625	10-01-24	1,150,000	1,259,250
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 0.6%
Cemex SAB de CV (B)	7.375	06-05-27	2,875,000	$3,234,375
Containers and packaging 1.4%
Ardagh Packaging Finance PLC (B)	4.125	08-15-26	1,575,000	1,637,528
Ball Corp.	4.000	11-15-23	1,150,000	1,216,125
Can-Pack SA (B)	3.125	11-01-25	935,000	949,025
Graphic Packaging International LLC (B)	0.821	04-15-24	2,875,000	2,864,559
Sealed Air Corp. (B)	5.250	04-01-23	865,000	908,250
Trident TPI Holdings, Inc. (B)	9.250	08-01-24	575,000	603,750
Metals and mining 2.1%
Anglo American Capital PLC (B)	3.625	09-11-24	1,150,000	1,240,466
Anglo American Capital PLC (B)	4.875	05-14-25	489,000	551,453
Arconic Corp. (B)	6.125	02-15-28	1,538,000	1,644,030
First Quantum Minerals, Ltd. (B)	6.500	03-01-24	1,200,000	1,220,400
First Quantum Minerals, Ltd. (B)	6.875	10-15-27	1,150,000	1,244,875
Freeport-McMoRan, Inc.	4.550	11-14-24	2,150,000	2,327,375
Hudbay Minerals, Inc. (B)	4.500	04-01-26	2,000,000	2,010,400
Volcan Cia Minera SAA (B)	5.375	02-02-22	2,110,000	2,106,856
Real estate 2.3%				13,347,285
Equity real estate investment trusts 2.3%
GLP Capital LP	5.250	06-01-25	2,500,000	2,802,763
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,858,458
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,405,646
MGM Growth Properties Operating Partnership LP	5.625	05-01-24	2,000,000	2,180,000
VICI Properties LP (B)	3.500	02-15-25	2,000,000	2,050,000
VICI Properties LP (B)	4.250	12-01-26	1,000,000	1,050,418
Utilities 3.0%				17,445,343
Electric utilities 1.7%
Eversource Energy	2.800	05-01-23	575,000	593,876
FirstEnergy Corp.	3.350	07-15-22	575,000	580,808
FirstEnergy Corp.	4.250	03-15-23	950,000	989,140
Instituto Costarricense de Electricidad (B)	6.950	11-10-21	2,185,000	2,190,484
Israel Electric Corp., Ltd. (B)	5.000	11-12-24	1,200,000	1,336,296
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	1,000,000	1,105,966
NRG Energy, Inc. (B)	3.750	06-15-24	1,440,000	1,535,826
Vistra Operations Company LLC (B)	5.000	07-31-27	1,725,000	1,789,860
Gas utilities 0.7%
AmeriGas Partners LP	5.500	05-20-25	2,000,000	2,197,500
AmeriGas Partners LP	5.625	05-20-24	1,440,000	1,575,000
Multi-utilities 0.6%

CenterPoint Energy, Inc. (SOFR + 0.650%) (A)	0.700	05-13-24	2,500,000	2,503,650

CenterPoint Energy, Inc.	2.500	09-01-24	1,000,000	1,046,937
Municipal bonds 0.9%				$5,067,999
(Cost $4,927,065)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,100,554
Port Authority of New York & New Jersey	1.086	07-01-23	1,000,000	1,014,431
Sales Tax Securitization Corp. (Illinois)	2.128	01-01-23	1,615,000	1,653,032
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (California)	2.621	07-01-23	1,000,000	1,042,245

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	257,737
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value

Term loans (D) 5.9%				$34,157,928
(Cost $34,282,990)
Communication services 0.9%				5,028,661
Diversified telecommunication services 0.3%
Lumen Technologies, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.335	03-15-27	1,678,014	1,656,334
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	12-06-27	1,144,250	1,132,808
Media 0.4%
Virgin Media Bristol LLC, N Facility Term Loan (1 month LIBOR + 2.500%)	2.595	01-31-28	2,265,000	2,239,519
Consumer discretionary 0.8%				4,533,925
Auto components 0.3%
Dealer Tire LLC, 2020 Term Loan B1 (1 month LIBOR + 4.250%)	4.335	12-12-25	1,562,071	1,557,385
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd., Facility B (6 month LIBOR + 5.000%)	6.000	07-31-26	1,479,862	1,479,862
Hotels, restaurants and leisure 0.3%
CCM Merger, Inc., 2020 Term Loan B (3 month LIBOR + 3.750%)	4.500	11-04-25	1,499,182	1,496,678
Financials 0.3%				1,807,509
Insurance 0.3%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	3.147	05-16-24	1,824,385	1,807,509
Health care 0.3%				1,899,005
Health care providers and services 0.3%
Gentiva Health Services, Inc., 2020 Term Loan (E)	TBD	07-02-25	1,903,764	1,899,005
Industrials 0.9%				5,091,468
Commercial services and supplies 0.8%
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	4.000	05-17-28	2,000,000	1,996,660
TTF Holdings LLC, Initial Term Loan (1 month LIBOR + 4.000%)	4.750	03-31-28	2,734,375	2,727,539
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	369,000	367,269
Information technology 1.3%				7,322,290
IT services 0.3%
Virtusa Corp., Term Loan B (1 month LIBOR + 4.250%)	5.000	02-11-28	1,780,538	1,786,663
Software 1.0%
Avaya, Inc., Term Loan B1 (1 month LIBOR + 4.250%)	4.345	12-15-27	1,532,410	1,533,238
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	3.835	10-02-25	1,749,593	1,737,381
Grab Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	01-29-26	2,250,000	2,265,008
Materials 1.4%				8,475,070
Chemicals 0.7%
Ineos US Petrochem LLC, 2026 Tranche B Dollar Term Loan (1 month LIBOR + 2.750%)	3.250	01-29-26	2,300,000	2,292,525
LSF11 Skycraper Holdco SARL, USD Facility B3 (3 month LIBOR + 3.500%)	4.250	09-29-27	2,059,838	2,057,263
Containers and packaging 0.7%
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.342	04-03-24	2,849,926	2,773,349
Pactiv Evergreen Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	2.835	02-05-23	217,372	215,979

Pactiv Evergreen Group Holdings, Inc., USD 2020 Term Loan B2 (1 month LIBOR + 3.250%)	3.335	02-05-26	1,144,250	1,135,954
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 5.0%				$28,682,360
(Cost $28,613,067)
Commercial and residential 4.0%				22,794,349
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class A2 (B)(F)	3.751	09-25-48	72,247	72,582
AOA Mortgage Trust
Series 2015-1177, Class C (B)(F)	3.110	12-13-29	250,000	249,844
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(F)	3.805	01-25-49	207,032	210,750
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	1.067	03-15-37	250,000	247,492
BBCMS Trust
Series 2015-MSQ, Class D (B)(F)	4.123	09-15-32	175,000	177,510
Bellemeade Re, Ltd.
Series 2021-2A, Class M1A (SOFR + 1.200%) (A)(B)	1.250	06-25-31	2,700,000	2,704,861
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	1,466,981	1,467,246
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (SOFR + 0.750%) (A)(B)	0.800	01-25-70	2,430,983	2,430,983
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	1.417	03-15-37	2,722,000	2,725,315
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	1.846	12-15-37	99,000	99,188
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(B)	2.646	12-15-37	100,000	100,251
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (B)(F)	2.488	02-25-50	159,701	160,006
Series 2020-2, Class A1 (B)(F)	1.853	03-25-65	389,805	391,532
Series 2020-3, Class A1 (B)(F)	1.506	04-27-65	316,565	317,176
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	188,611	191,048
Series 2020-AFC1, Class A1 (B)(F)	2.240	02-25-50	72,060	72,857
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	1.146	05-15-36	250,000	250,077
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	1.446	05-15-36	250,000	250,077
Life Mortgage Trust
Series 2021-BMR, Class C (1 month LIBOR + 1.100%) (A)(B)	1.196	03-15-38	1,000,000	1,000,941
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(F)	3.500	10-25-59	333,257	348,887
Radnor RE, Ltd.
Series 2021-1, Class M1A (SOFR + 1.650%) (A)(B)	1.700	12-27-33	2,000,000	2,001,221
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (B)(F)	2.275	02-25-50	106,722	107,788
Towd Point HE Trust
Series 2021-HE1, Class A1 (B)(F)	0.918	02-25-63	1,794,340	1,793,274
TPGI Trust
Series 2021-DGWD, Class C (1 month LIBOR + 1.150%) (A)(B)	1.250	06-15-26	2,000,000	2,001,246
VASA Trust
Series 2021-VASA, Class D (1 month LIBOR + 2.100%) (A)(B)	2.196	07-15-39	3,000,000	3,000,885
Vista Point Securitization Trust
Series 2020-1, Class A1 (B)(F)	1.763	03-25-65	419,477	421,312
U.S. Government Agency 1.0%				5,888,011
Federal Home Loan Mortgage Corp.
Series 2021-DNA2, Class M1 (SOFR + 0.800%) (A)(B)	0.850	08-25-33	2,000,000	2,001,930
Series 2021-HQA1, Class M1 (SOFR + 0.700%) (A)(B)	0.750	08-25-33	1,155,003	1,155,002
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	0.496	05-15-36	91,905	92,660
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	1.045	12-15-31	79,175	80,973
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	0.496	04-15-27	47,316	47,411
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	1.145	11-15-36	122,847	126,625
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	0.496	09-15-45	110,105	111,336
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	0.596	08-15-46	117,610	118,785
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	0.496	10-15-46	88,424	$89,166
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	0.684	01-25-34	279,565	283,649
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	0.834	02-25-33	118,181	120,229
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	0.484	11-25-36	104,008	104,990
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	0.384	01-25-37	141,715	143,010
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	0.334	07-25-36	99,648	99,777
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	0.904	03-25-37	113,293	115,956
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	0.489	03-25-36	81,568	81,468
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	0.534	11-25-40	95,086	95,999
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	0.554	12-25-40	175,095	177,463
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	0.584	02-25-42	47,486	48,075
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	0.434	11-25-44	212,393	213,727
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	0.596	01-25-47	363,965	369,583

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	0.550	07-25-46	210,035	210,197
Asset backed securities 17.8%				$103,368,067
(Cost $103,518,202)
Asset backed securities 17.8%				103,368,067
American Tower Trust
Series 2013, Class 2A (B)	3.070	03-15-48	500,000	501,925
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D	3.420	04-18-23	500,000	504,551
AMMC CLO, Ltd.
Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	1.376	11-02-30	500,000	500,051
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (B)	2.300	11-22-27	2,000,000	2,004,165
Amur Equipment Finance Receivables VII LLC
Series 2019-1A, Class A2 (B)	2.630	06-20-24	243,074	246,348
Arm Master Trust
Series 2021-T2, Class A (B)	1.420	01-15-24	3,000,000	3,000,360
BCC Funding XIV LLC
Series 2018-1A, Class D (B)	4.610	08-21-23	1,500,000	1,505,001
BCC Funding XVI LLC
Series 2019-1A, Class A2 (B)	2.477	08-20-24	209,908	212,316
BCC Funding XVII LLC
Series 2020-1, Class A2 (B)	0.910	08-20-25	1,495,477	1,500,102
BHG Securitization Trust
Series 2021-A, Class A (B)	1.420	11-17-33	2,747,296	2,744,504
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	2,032,202	2,131,434
Capital Automotive LLC
Series 2017-1A, Class A1 (B)	3.870	04-15-47	913,046	915,552
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,146,323
CARS-DB5 LP
Series 2021-1A, Class A3 (B)	1.920	08-15-51	3,512,000	3,496,838
CCG Receivables Trust
Series 2019-1, Class B (B)	3.220	09-14-26	610,000	627,705
Chase Auto Credit Linked Notes
Series 2020-1, Class C (B)	1.389	01-25-28	603,035	606,527
Series 2021-1, Class B (B)	0.875	09-25-28	2,708,720	2,711,575
Series 2021-2, Class B (B)	0.889	12-26-28	2,000,000	2,001,310
Chesapeake Funding II LLC
Series 2020-1A, Class A1 (B)	0.870	08-16-32	183,767	184,811
CIFC Funding, Ltd.
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	1.174	04-20-31	555,000	555,091
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	2,695,000	2,726,444
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Crossroads Asset Trust
Series 2021-A, Class D (B)	2.520	01-20-26	322,000	$321,457
Cutwater, Ltd.
Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	1.826	07-15-26	1,200,000	1,200,443
Dell Equipment Finance Trust
Series 2020-1, Class A3 (B)	2.240	02-22-23	1,000,000	1,014,491
Dewolf Park CLO, Ltd.
Series 2017-1A, Class A (3 month LIBOR + 1.210%) (A)(B)	1.336	10-15-30	750,000	750,035
DLLAA LLC
Series 2021-1A, Class A3 (B)	0.670	04-17-26	5,000,000	5,007,664
DRB Prime Student Loan Trust
Series 2016-A, Class A1 (1 month LIBOR + 2.000%) (A)(B)	2.084	04-25-40	129,487	129,773
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	1.084	07-25-69	390,620	396,810
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (B)	3.310	03-25-30	1,110,369	1,138,388
Series 2019-A, Class A (B)	2.610	01-25-34	81,053	82,853
Encina Equipment Finance LLC
Series 2021-1A, Class C (B)	1.390	06-15-27	500,000	500,902
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	2,116,000	2,120,925
ExteNet LLC
Series 2019-1A, Class C (B)	5.219	07-26-49	3,000,000	3,118,121
First Investors Auto Owner Trust
Series 2021-1A, Class C (B)	1.170	03-15-27	640,000	641,618
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	551,830	577,955
Flagship CLO VIII, Ltd.
Series 2014-8A, Class CRR (3 month LIBOR + 1.800%) (A)(B)	1.926	01-16-26	1,400,000	1,400,084
Flagship Credit Auto Trust
Series 2016-4, Class D (B)	3.890	11-15-22	278,288	278,659
Series 2018-2, Class D (B)	4.230	09-16-24	730,000	762,528
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (B)	3.857	04-30-47	2,984,416	3,058,668
Galaxy XXVI CLO, Ltd.
Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	1.331	11-22-31	685,921	685,952
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A4	0.820	10-16-26	449,000	451,262
GM Financial Leasing Trust
Series 2021-2, Class A3	0.340	05-20-24	2,500,000	2,503,389
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 2.950%) (A)(B)	3.084	07-20-31	1,500,000	1,508,997
HalseyPoint CLO III, Ltd.
Series 2020-3A, Class D1 (3 month LIBOR + 4.250%) (A)(B)	4.379	11-30-32	1,000,000	1,010,020
Series 2020-3A, Class E (3 month LIBOR + 8.340%) (A)(B)	8.468	11-30-32	875,000	890,058
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	1,226,140	1,253,921
Honda Auto Receivables Owner Trust
Series 2021-2, Class A3	0.330	08-15-25	2,000,000	1,999,876
HPEFS Equipment Trust
Series 2019-1A, Class D (B)	2.720	09-20-29	500,000	509,771
Series 2020-1A, Class C (B)	2.030	02-20-30	1,000,000	1,017,005
Series 2021-2A, Class D (B)	1.290	03-20-29	2,240,000	2,239,291
Hyundai Auto Receivables Trust
Series 2021-A, Class A4	0.620	05-17-27	755,000	755,341
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D (3 month LIBOR + 3.500%) (A)(B)	3.634	07-20-26	2,500,000	2,505,648
MMAF Equipment Finance LLC
Series 2019-B, Class A2 (B)	2.070	10-12-22	93,244	93,505
Series 2021-A, Class A3 (B)	0.560	06-13-28	2,000,000	2,000,824
Mountain View CLO, Ltd.
Series 2014-1A, Class CRR (3 month LIBOR + 2.000%) (A)(B)	2.126	10-15-26	2,000,000	2,000,110
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	2,825,460	$2,927,337
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	1.695	10-15-31	249,000	252,958
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month LIBOR + 1.900%) (A)(B)	2.038	07-15-34	500,000	500,646
NMEF Funding LLC
Series 2019-A, Class A (B)	2.730	08-17-26	135,362	135,799
Oasis LLC
Series 2020-1A, Class A (B)	3.820	01-15-32	213,650	214,314
Series 2020-2A, Class A (B)	4.262	05-15-32	209,998	211,446
Oasis Securitization Funding LLC
Series 2021-1A, Class A (B)	2.579	02-15-33	915,980	917,874
OCP CLO, Ltd.
Series 2015-10A, Class BR (3 month LIBOR + 1.850%) (A)(B)	1.975	10-26-27	3,000,000	3,001,707
OZLM XII, Ltd.
Series 2015-12A, Class BR (3 month LIBOR + 2.050%) (A)(B)	2.179	04-30-27	3,525,000	3,525,761
Parallel, Ltd.
Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (A)(B)	3.534	07-20-34	1,000,000	999,979
Small Business Lending Trust
Series 2020-A, Class A (B)	2.620	12-15-26	163,635	164,067
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	328,349	330,902
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	0.843	10-15-35	571,002	573,123
Sonic Capital LLC
Series 2018-1A, Class A2 (B)	4.026	02-20-48	1,726,188	1,770,223
STAR Trust
Series 2021-SFR1, Class A (1 month LIBOR + 0.600%) (A)(B)	0.693	04-17-38	2,491,925	2,491,924
Taco Bell Funding LLC
Series 2016-1A, Class A23 (B)	4.970	05-25-46	1,060,431	1,140,345
Tidewater Auto Receivables Trust
Series 2020-AA, Class C (B)	1.910	09-15-26	1,000,000	1,015,730
Towd Point Mortgage Trust
Series 2018-3, Class A1 (B)(F)	3.750	05-25-58	63,443	66,203
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	153,557	159,536
Series 2019-SJ3, Class M2 (B)(F)	3.500	11-25-59	3,000,000	3,016,350
Toyota Auto Receivables Owner Trust
Series 2020-B, Class A4	1.660	09-15-25	880,000	903,234
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	3,042,875	3,078,636
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	358,000	359,215
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	1.714	10-20-28	500,000	496,653
Westlake Automobile Receivables Trust
Series 2019-2A, Class C (B)	2.840	07-15-24	750,000	757,649
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	862,115	607,179

	Yield (%)	Shares	Value
Short-term investments 1.7%			$9,512,612
(Cost $9,512,612)
Short-term funds 1.7%			9,512,612
Federated Government Obligations Fund, Institutional Class	0.0129(G)	9,512,612	9,512,612

Total investments (Cost $578,146,089) 100.1%	$580,230,578
Other assets and liabilities, net (0.1%)	(424,432)
Total net assets 100.0%	$579,806,146

12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $290,273,006 or 50.1% of the fund’s net assets as of 8-31-21.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 8-31-21.
The fund had the following country composition as a percentage of net assets on 8-31-21:
United States	78.7%
Cayman Islands	3.8%
United Kingdom	3.3%
Canada	2.9%
Luxembourg	1.3%
Israel	1.3%
Ireland	1.1%
Netherlands	1.0%
Other countries	6.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$40,370,299	—	$40,370,299	—
Corporate bonds	359,071,313	—	359,071,313	—
Municipal bonds	5,067,999	—	5,067,999	—
Term loans	34,157,928	—	34,157,928	—
Collateralized mortgage obligations	28,682,360	—	28,682,360	—
Asset backed securities	103,368,067	—	103,368,067	—
Short-term investments	9,512,612	$9,512,612	—	—
Total investments in securities	$580,230,578	$9,512,612	$570,717,966	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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